AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

August 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.5%
Long-Term Municipal Bonds – 96.1%
California – 92.2%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2047(a)	$17,955	$10,184,478
AG Series 2024 Zero Coupon, 10/01/2053	2,000	474,609
Bakersfield City School District (Bakersfield City School District) BAM Series 2012-C 0.00%, 05/01/2047(a)	9,155	6,711,855
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 3.03% (MUNIPSA + 0.30%), 04/01/2056(b)	2,000	1,957,992
3.14% (MUNIPSA + 0.41%), 04/01/2056(b)	14,800	14,303,852
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.25%, 07/01/2044	3,000	3,065,388
5.25%, 07/01/2049	9,000	9,119,894
5.25%, 07/01/2054	10,000	10,091,085
AG Series 2024-B 4.00%, 07/01/2039	1,150	1,080,352
4.50%, 07/01/2054	2,000	1,800,338
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	5,000	5,298,326
Series 2024 5.00%, 08/01/2055	8,600	9,136,400
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 01/01/2055	12,000	12,525,152
5.00%, 11/01/2055	10,000	10,426,651
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,375	10,908,345
California Community Choice Financing Authority (Goldman Sachs Group) Series 2021 4.00%, 10/01/2052	5,745	5,836,448
Series 2023 5.00%, 12/01/2053	8,650	9,109,930
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,000	4,017,098
Series 2022-A 4.00%, 05/01/2053	3,675	3,720,544

	Principal Amount (000)	U.S. $ Value

Series 2023 4.565% (SOFR + 1.63%), 07/01/2053(b)	$5,000	$5,021,366
4.605% (SOFR + 1.67%), 02/01/2054(b)	5,000	5,020,937
5.00%, 02/01/2054	12,500	13,290,540
Series 2024-E 5.00%, 02/01/2055	4,700	5,036,596
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	12,265	13,332,370
California Community Choice Financing Authority (Pacific Life Insurance) Series 2024-F 5.00%, 02/01/2055	5,020	5,399,310
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	10,000	10,766,287
California Community College Financing Authority (NCCD-Orange Coast Properties) Series 2018 5.25%, 05/01/2043	3,600	3,654,382
5.25%, 05/01/2048	2,750	2,781,434
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)	1,000	791,988
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)	2,000	1,537,424
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)	1,000	635,719
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)	2,000	1,275,575
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-A 4.00%, 06/01/2049	7,155	5,878,582
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027	1,470	1,491,049
California Educational Facilities Authority (Art Center College of Design) Series 2018-A 5.00%, 12/01/2037	1,265	1,279,980
5.00%, 12/01/2044	6,885	6,631,954

	Principal Amount (000)	U.S. $ Value

California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2047	$4,000	$3,890,256
California Educational Facilities Authority (Prerefunded - US Treasuries) Series 2015 5.00%, 11/01/2031	2,000	2,008,347
California Educational Facilities Authority (St. Mary’s College of California) Series 2023 5.25%, 10/01/2044	2,100	2,000,023
California Educational Facilities Authority (University of Redlands) Series 2022-A 5.00%, 10/01/2044	2,500	2,423,251
California Educational Facilities Authority (University of the Pacific) Series 2023 4.25%, 11/01/2048	3,230	2,930,164
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(c)	1,920	1,755,365
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2064(c)	5,000	4,316,717
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(c)	1,000	802,520
California Enterprise Development Authority (Rocklin Academy/The) Series 2021 4.00%, 06/01/2051(c)	1,875	1,438,629
4.00%, 06/01/2061(c)	840	615,950
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.00%, 12/01/2034	2,245	2,411,485
5.00%, 12/01/2036	4,250	4,455,082
5.00%, 12/01/2039	1,500	1,526,079
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2035	1,365	1,375,572
5.00%, 08/15/2036	3,000	3,014,810
5.00%, 08/15/2042	2,000	1,931,859
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	7,087	7,183,984
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	6,846	6,456,187

	Principal Amount (000)	U.S. $ Value

California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	$6,146	$6,141,633
Series 2021-2, Class X 0.825%, 03/25/2035(d)	2,837	114,257
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	1,880	1,765,165
California Housing Finance Agency (CAHFA 2023-1) Series 2023-1, Class A 4.375%, 09/20/2036	1,960	1,966,483
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	4,750	4,818,087
California Infrastructure & Economic Development Bank (Equitable School Revolving Fund Obligated Group) Series 2024 5.00%, 11/01/2049	3,250	3,137,079
5.00%, 11/01/2054	4,500	4,285,177
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2016 5.00%, 01/01/2036(c)	1,500	1,254,141
California Infrastructure & Economic Development Bank (Museum Associates) Series 2021 3.43% (MUNIPSA + 0.70%), 12/01/2050(b)	4,600	4,578,645
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(c)	20,000	19,423,610
California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner) Series 2024 5.25%, 07/01/2054	10,000	9,715,007
California Municipal Finance Authority (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group) Series 2016-A 5.00%, 06/01/2036	1,900	1,907,299
5.00%, 06/01/2046	1,000	949,080
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	3,160	3,081,822
5.00%, 04/01/2041	3,000	2,714,634

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032	$565	$580,430
5.00%, 10/01/2033	625	639,956
5.00%, 10/01/2034	570	581,851
5.00%, 10/01/2035	600	610,391
5.00%, 10/01/2036	1,150	1,166,685
5.00%, 10/01/2037	2,000	2,023,096
California Municipal Finance Authority (California Baptist University) Series 2025 5.125%, 11/01/2040(c)	1,350	1,355,285
California Municipal Finance Authority (California Institute of the Arts) Series 2021 4.00%, 10/01/2046	1,340	1,106,892
4.00%, 10/01/2051	1,200	940,952
California Municipal Finance Authority (California Municipal Finance Authority) Series 2025-2, Class A1 3.537%, 02/20/2041	4,389	3,857,574
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2033	1,370	1,437,507
5.00%, 05/15/2041	3,470	3,477,049
5.00%, 05/15/2042	2,705	2,686,676
5.00%, 05/15/2049	5,325	5,021,301
5.00%, 05/15/2052	1,575	1,467,857
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2054(c)	1,000	888,331
California Municipal Finance Authority (Congregational Homes Obligated Group) Series 2022 4.00%, 11/15/2042	560	478,110
4.00%, 11/15/2052	3,605	2,756,361
4.00%, 11/15/2056	1,685	1,256,534
California Municipal Finance Authority (Generics Municipal Bond) Series 2025-A 5.375%, 01/01/2055(c)	2,000	1,813,880
5.50%, 01/01/2060(c)	3,000	2,740,768
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2014 5.25%, 01/01/2045	1,295	987,892
California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032	5,000	5,003,941
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 4.00%, 12/31/2047	5,000	4,093,419
5.00%, 12/31/2036	5,685	5,728,871
5.00%, 12/31/2037	4,000	4,022,759

	Principal Amount (000)	U.S. $ Value

5.00%, 12/31/2047	$8,005	$7,633,872
AG Series 2018 3.25%, 12/31/2032	1,000	956,487
California Municipal Finance Authority (PRS-California Obligated Group) Series 2024 5.00%, 04/01/2039	655	673,574
5.00%, 04/01/2040	535	545,815
5.00%, 04/01/2049	1,300	1,226,909
5.00%, 04/01/2054	2,170	2,014,385
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	10,000	10,254,339
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	6,000	5,968,318
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(e) (f)	2,745	54,900
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(c)	1,250	1,184,900
Series 2019 5.00%, 11/21/2045(c)	9,000	8,901,463
Series 2023 5.00%, 07/01/2035(c)	2,000	2,116,845
5.00%, 07/01/2038(c)	1,000	1,030,393
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2039(c)	8,740	8,832,666
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(c)	2,000	2,036,362
California Public Finance Authority (Hazelden Betty Ford Foundation) Series 2025 5.00%, 11/01/2049	750	722,525
5.00%, 11/01/2054	2,000	1,892,404
California Public Finance Authority (Henry Mayo Newhall Hospital Obligated Group) Series 2017 5.00%, 10/15/2037	1,000	1,004,831
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2042(c)	2,750	2,492,186

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2015-A 5.00%, 07/01/2045(c)	$4,675	$4,579,945
Series 2016 5.25%, 07/01/2052(c)	2,500	2,474,234
California School Finance Authority (Aspire Public Schools Obligated Group) Series 2020-A 5.00%, 08/01/2059(c)	2,000	1,762,596
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(c)	1,200	1,164,286
5.00%, 06/01/2047(c)	1,565	1,378,197
California School Finance Authority (California School Finance Authority) Series 2017 5.00%, 06/01/2047(c)	700	610,303
5.00%, 06/01/2053(c)	1,775	1,495,146
California School Finance Authority (Classical Academy Obligated Group) Series 2021 4.00%, 10/01/2046(c)	1,250	1,016,216
Series 2022 5.00%, 10/01/2061(c)	2,000	1,810,785
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(e) (f) (g)	2,325	1,395,000
5.00%, 06/01/2051(e) (f) (g)	2,910	1,746,000
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(c)	430	412,853
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2035(c)	4,770	4,690,626
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 5.00%, 07/01/2058(c)	625	519,491
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2015-A 5.00%, 08/01/2045(c)	1,000	950,990
Series 2022 5.00%, 08/01/2032(c)	640	668,450
5.75%, 08/01/2052(c)	1,650	1,681,719
California School Finance Authority (Hawking STEAM Charter Schools) Series 2022 5.00%, 07/01/2042(c)	1,860	1,782,558
5.25%, 07/01/2052(c)	2,755	2,554,649
5.375%, 07/01/2056(c)	1,990	1,863,517
5.50%, 07/01/2062(c)	1,775	1,676,145

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Kipp SoCal Public Schools Obligated Group) Series 2017-A 5.00%, 07/01/2037(c)	$935	$944,515
Series 2019-A 5.00%, 07/01/2049(c)	2,000	1,886,918
Series 2020-A 4.00%, 07/01/2055(c)	835	645,879
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.50%, 06/01/2062(c)	2,300	2,341,631
California School Finance Authority (Partnerships to Uplift Communities Series 2023 Obligated Group) Series 2023 5.50%, 08/01/2043(c)	550	543,141
5.50%, 08/01/2047(c)	525	507,145
California School Finance Authority (Prerefunded - US Treasuries) Series 2017 5.00%, 06/01/2047(c)	800	833,229
5.00%, 06/01/2053(c)	2,025	2,109,111
California School Finance Authority (Rex & Margaret Fortune School of Education) Series 2024 5.00%, 06/01/2054(c)	2,350	2,024,771
5.125%, 06/01/2059(c)	1,500	1,299,210
5.125%, 06/01/2064(c)	2,350	2,010,649
California School Finance Authority (Rocketship Education Obligated Group) Series 2016-A 5.00%, 06/01/2036(c)	1,000	996,346
5.00%, 06/01/2046(c)	2,500	2,229,136
Series 2017 5.125%, 06/01/2047(c)	700	630,147
Series 2017-G 5.00%, 06/01/2037(c)	360	352,356
5.00%, 06/01/2053(c)	2,075	1,786,953
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014 5.625%, 10/01/2034	520	519,995
6.00%, 10/01/2049	715	680,699
California State Public Works Board (California State Public Works Board Lease) Series 2025 5.00%, 04/01/2043	2,000	2,108,603
5.00%, 04/01/2044	3,000	3,145,254
5.00%, 04/01/2045	2,615	2,725,378

	Principal Amount (000)	U.S. $ Value

California State Public Works Board (State of California Lease) Series 2024 5.00%, 04/01/2049	$1,500	$1,534,180
5.05%, 04/01/2032	2,000	2,058,661
5.06%, 04/01/2033	1,000	1,025,006
California State University (California State University) Series 2017-B 3.899%, 11/01/2047	4,900	3,982,383
Series 2020-D 1.49%, 11/01/2028	1,500	1,392,506
Series 2021-B 2.144%, 11/01/2033	6,000	5,040,431
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2032(c)	1,635	1,661,084
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2034	1,000	1,016,909
5.00%, 05/15/2035	1,410	1,430,616
5.00%, 05/15/2036	1,500	1,518,178
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2035	1,000	1,051,012
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AG Series 2022-A 5.375%, 08/15/2057	2,000	2,016,694
California Statewide Communities Development Authority (John Muir Health Obligated Group) Series 2024-A 5.25%, 12/01/2054	18,310	18,695,664
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2016 5.00%, 06/01/2036(c)	1,000	1,001,392
Series 2019 5.00%, 06/01/2051(c)	3,165	2,811,265
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(c)	5,000	5,010,311
5.25%, 12/01/2056(c)	1,700	1,548,144
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2039(c)	2,295	2,301,968
5.25%, 07/01/2049(c)	2,675	2,535,764
5.25%, 07/01/2052(c)	1,565	1,462,674

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Southern California Edison) Series 2023 4.50%, 11/01/2033	$8,050	$8,265,203
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	2,000	2,148,141
City of Atwater CA Wastewater Revenue (City of Atwater CA Wastewater Revenue) AG Series 2017-A 5.00%, 05/01/2043	1,000	1,004,937
City of Fairfield CA (City of Fairfield CA COP) AG Series 2007 Zero Coupon, 04/01/2035	3,700	2,586,942
City of Fremont CA Community Facilities District No. 1 (City of Fremont CA Community Facilities District No. 1) Series 2015 5.00%, 09/01/2040	4,000	4,000,136
City of Irvine CA (City of Irvine CA Community Facilities District No. 2013-3 Improvement Area No. 8) Series 2018 5.00%, 09/01/2043	2,400	2,403,879
5.00%, 09/01/2048	4,250	4,159,940
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2022 3.25%, 05/15/2049	2,000	1,402,016
5.00%, 05/15/2045	1,500	1,488,842
Series 2025 4.25%, 05/15/2041	3,320	3,157,351
5.00%, 05/15/2036	8,760	9,451,054
5.00%, 05/15/2037	5,000	5,333,227
5.00%, 05/15/2055	17,850	17,550,395
5.25%, 05/15/2045	1,100	1,128,555
5.50%, 05/15/2055	3,900	4,048,173
City of Palo Alto CA (City of Palo Alto CA University Ave AD) Series 2012 5.00%, 09/02/2025	1,685	1,685,000
5.00%, 09/02/2028	530	537,782
5.00%, 09/02/2030	745	755,229
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2033	1,315	1,346,114
5.00%, 09/01/2034	1,000	1,021,835

	Principal Amount (000)	U.S. $ Value

City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036	$640	$644,889
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose Intl Airport SJC) Series 2017-A 5.00%, 03/01/2033	1,100	1,119,687
5.00%, 03/01/2034	2,000	2,031,668
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032	1,000	1,036,632
5.00%, 01/01/2047	3,895	3,812,210
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)	2,000	1,428,512
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)	2,000	1,236,652
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)	3,000	2,429,544
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(c)	1,000	648,812
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(c)	4,000	2,538,579
Compton Community Redevelopment Agency Successor Agency (Compton Community Redevelopment Agency Successor Agency) AG Series 2022-A 5.25%, 08/01/2032	3,500	3,919,557
Contra Costa Community College District (Contra Costa Community College District) Series 2014-A 4.00%, 08/01/2029	2,100	2,101,132
County of Los Angeles CA Community Facilities District No. 2021-01 (County of Los Angeles CA Community Facilities District No. 2021-01 Area No. 1) Series 2022 5.00%, 09/01/2047	2,750	2,735,028
5.00%, 09/01/2052	2,500	2,452,391
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040	990	992,073
5.00%, 09/01/2045	1,250	1,240,201

	Principal Amount (000)	U.S. $ Value

County of Sacramento CA Airport System Revenue (County of Sacramento CA Airport System Revenue) Series 2025-A 5.25%, 07/01/2041	$1,000	$1,044,925
5.25%, 07/01/2042	2,120	2,193,940
5.25%, 07/01/2043	425	437,871
5.25%, 07/01/2045	2,000	2,052,465
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 4.00%, 05/01/2057(c)	1,000	667,044
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)	5,000	3,430,802
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(c)	4,000	3,058,073
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)	5,000	3,631,610
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)	1,000	624,589
4.00%, 07/01/2058(c)	1,000	548,623
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	2,500	1,759,708
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	1,000	665,400
4.00%, 12/01/2056(c)	1,000	722,453
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(c)	1,000	764,309
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)	2,000	1,330,178

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(c)	$2,400	$1,841,957
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(c)	1,000	662,213
4.00%, 10/01/2048(c)	3,000	2,205,089
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	1,500	961,163
Foothill-De Anza Community College District (Foothill-De Anza Community College District) AMBAC Series 2007-A Zero Coupon, 08/01/2034	1,995	1,484,866
Foothill-Eastern Transportation Corridor Agency (Foothill-Eastern Transportation Corridor Agency) Series 2021-A 4.00%, 01/15/2046	5,810	5,276,242
Series 2021-C 4.00%, 01/15/2043	1,500	1,407,114
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Lease) Series 2021 2.746%, 06/01/2034	3,175	2,789,982
3.115%, 06/01/2038	5,000	4,109,313
3.293%, 06/01/2042	2,000	1,520,263
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	5,550	4,998,398
Series 2021-B Zero Coupon, 06/01/2066	37,370	3,467,902
Series 2022 5.00%, 06/01/2051	10,000	9,536,686
Irvine Facilities Financing Authority (City of Irvine CA Community Facilities District No. 2013-3) BAM Series 2023 Zero Coupon, 09/01/2049	1,300	379,439
Zero Coupon, 09/01/2050	1,250	344,072
Irvine Unified School District (Irvine Unified School District) Series 2017-B 5.00%, 09/01/2047	995	992,205
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.00%, 11/15/2035	3,630	3,876,577
5.50%, 11/15/2037	5,300	5,841,269

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023-D 5.00%, 07/01/2041	$7,830	$8,093,896
Series 2024-B 5.00%, 07/01/2038	1,640	1,734,982
Series 2024-E 5.00%, 07/01/2039	1,660	1,748,767
Series 2025-A 5.00%, 07/01/2050	5,000	4,997,532
Series 2025-B 5.00%, 07/01/2033	8,335	9,324,318
5.00%, 07/01/2034	3,000	3,352,288
BAM Series 2025-A 5.00%, 07/01/2053	2,000	2,004,506
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-B 5.00%, 07/01/2052	1,495	1,490,998
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2021-C 5.00%, 07/01/2041	1,250	1,270,606
Series 2022-B 5.00%, 07/01/2043	8,750	8,916,706
Series 2022-D 5.00%, 07/01/2047	4,550	4,560,667
Series 2025-A 5.00%, 01/01/2030(h)	5,000	5,389,823
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	2,000	2,374,853
Series 2009-B 6.50%, 11/01/2039	10,000	11,874,264
7.00%, 11/01/2034	2,000	2,389,377
Menifee Union School District (Menifee Union School District) Series 2018 5.00%, 09/01/2043	1,000	1,003,272
5.00%, 09/01/2048	1,215	1,215,386
Northern California Energy Authority (Pacific Life Insurance) Series 2024 5.00%, 12/01/2054	10,000	10,664,169
Oxnard Financing Authority (City of Oxnard CA Wastewater Revenue) AG Series 2014 5.00%, 06/01/2031	5,250	5,258,311
Palomar Health (Palomar Health Obligated Group) Series 2016-A 5.00%, 08/01/2031	1,285	1,275,463

	Principal Amount (000)	U.S. $ Value

Port of Los Angeles (Port of Los Angeles) Series 2024-2 5.00%, 08/01/2036	$1,000	$1,088,703
Series 2024-A 5.00%, 08/01/2031	1,000	1,106,939
5.00%, 08/01/2032	2,000	2,227,109
5.00%, 08/01/2034	2,060	2,301,112
Poway Unified School District Public Financing Authority (Poway Unified School District Public Financing Authority) Series 2015-A 5.00%, 09/01/2033	1,500	1,501,348
5.00%, 09/01/2034	995	995,823
Redding Joint Powers Financing Authority (Redding Joint Powers Financing Authority) Series 2015-A 5.00%, 06/01/2030	1,350	1,357,902
Rialto Redevelopment Agency (Rialto Redevelopment Agency) Series 2018 5.00%, 09/01/2032	500	528,453
5.00%, 09/01/2033	500	526,124
5.00%, 09/01/2037	2,235	2,311,877
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 5.00%, 09/01/2052	5,200	4,842,671
Riverside County Transportation Commission (Riverside County Transportation Commission) Series 2021 4.00%, 06/01/2040	3,330	3,118,154
4.00%, 06/01/2041	1,765	1,622,239
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.626% (CME Term SOFR 3 Month + 0.55%), 06/01/2034(b)	1,385	1,345,921
3.646% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)	5,375	4,848,607
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2020 5.00%, 07/01/2035	650	675,450
5.00%, 07/01/2036	500	516,436
5.00%, 07/01/2037	250	256,602
5.00%, 07/01/2038	250	254,715
5.00%, 07/01/2039	255	258,408
5.00%, 07/01/2040	250	251,921
Series 2021-B 4.00%, 07/01/2041	3,010	2,740,588
Series 2023 5.00%, 07/01/2043	1,185	1,182,430
5.00%, 07/01/2053	21,000	20,661,740
Series 2025 5.00%, 07/01/2034	2,500	2,737,737
5.00%, 07/01/2035	2,500	2,727,541
5.25%, 07/01/2037	2,555	2,813,224
5.25%, 07/01/2038	2,875	3,123,372
5.50%, 07/01/2055	1,000	1,035,246

	Principal Amount (000)	U.S. $ Value

San Diego Unified School District/CA (San Diego Unified School District/CA) Series 2023 5.00%, 07/01/2048	$10,000	$10,312,913
San Francisco City & County Public Utilities Commission Wastewater Revenue (San Francisco City & County Public Utilities Commission Wastewater Revenue) Series 2024 4.655%, 10/01/2027	2,000	2,031,635
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016-B 5.00%, 08/01/2033	1,000	1,015,291
5.00%, 08/01/2035	1,000	1,012,679
Series 2016-C 5.00%, 08/01/2032	1,000	1,016,635
5.00%, 08/01/2035	1,000	1,012,679
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-E 5.00%, 05/01/2050	2,000	1,951,951
Series 2022-C 3.283%, 05/01/2036	3,000	2,652,058
Series 2023-E 5.50%, 05/01/2041	5,350	5,642,153
Series 2024 5.00%, 05/01/2037	5,265	5,563,421
5.25%, 05/01/2042	10,185	10,513,437
5.25%, 05/01/2049	12,550	12,670,824
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	3,405	3,775,475
Santa Barbara Secondary High School District (Santa Barbara Secondary High School District) Series 2011-A Zero Coupon, 08/01/2036	15,395	9,543,242
Sierra Joint Community College District School Facilities District No. 2 (Sierra Joint Community College District School Facilities District No. 2) NATL Series 2007-B Zero Coupon, 06/01/2032	5,485	4,466,761
South San Francisco Unified School District (South San Francisco Unified School District) Series 2025 5.00%, 09/01/2026	3,990	4,108,045
5.00%, 09/01/2027	2,160	2,288,533
5.00%, 09/01/2033	1,150	1,349,117
5.00%, 09/01/2034	1,010	1,192,373
5.00%, 09/01/2035	1,110	1,310,250
5.00%, 09/01/2036	1,015	1,181,705
5.00%, 09/01/2037	1,110	1,273,120

	Principal Amount (000)	U.S. $ Value

Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	$3,600	$3,814,062
Southern California Public Power Authority (Goldman Sachs Group) Series 2007-A 5.00%, 11/01/2033	6,280	6,674,222
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2036	2,160	2,334,190
5.00%, 07/01/2041	4,925	5,090,988
5.00%, 07/01/2048	4,275	4,271,756
5.25%, 07/01/2053	8,985	9,123,424
Series 2024 5.00%, 07/01/2042	1,000	1,030,903
5.00%, 07/01/2044	1,000	1,023,490
5.00%, 07/01/2053	2,540	2,529,002
State of California (State of California) Series 2004 5.30%, 04/01/2029	5	5,010
Series 2009 7.30%, 10/01/2039	1,205	1,391,138
7.55%, 04/01/2039	1,000	1,199,135
Series 2022 5.00%, 09/01/2042	2,000	2,098,128
Series 2023 5.25%, 10/01/2050	5,000	5,213,297
5.25%, 09/01/2053	20,000	20,831,900
6.00%, 03/01/2033	4,000	4,460,788
Series 2024 5.15%, 09/01/2034	2,000	2,073,494
Stockton Redevelopment Agency Successor Agency (Stockton Redevelopment Agency Successor Agency) AG Series 2016-A 5.00%, 09/01/2033	2,800	2,851,307
5.00%, 09/01/2034	1,000	1,016,406
Successor Agency to the Redev of San Francisco - Mission Bay North (Successor Agency to the Redev of San Francisco - Mission Bay North) Series 2016-A 5.00%, 08/01/2032	1,025	1,042,050
5.00%, 08/01/2034	1,105	1,120,643
5.00%, 08/01/2035	595	602,544
5.00%, 08/01/2036	775	783,763
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	10,000	1,432,599
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2019 5.00%, 06/01/2037	1,000	1,022,027
5.00%, 06/01/2048	8,610	8,058,648

	Principal Amount (000)	U.S. $ Value

Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment) Series 2020 5.00%, 10/01/2040	$1,000	$992,923
5.00%, 10/01/2045	2,000	1,922,116
5.00%, 10/01/2049	2,200	2,062,948
University of California (University of California) Series 2023-B 4.693%, 05/15/2033	5,600	5,662,179
Upland Unified School District (Upland Unified School District) Series 2011-C Zero Coupon, 08/01/2035	1,020	714,663
Washington Township Health Care District (Washington Township Health Care District) Series 2017-B 5.00%, 07/01/2032	2,000	2,030,811
5.00%, 07/01/2033	1,500	1,519,198
Series 2023-B 5.25%, 08/01/2048	1,750	1,843,296
AG Series 2023-B 4.25%, 08/01/2045	1,225	1,180,936
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	10,000	10,128,385

		1,113,304,085

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	430	430,681
Series 2018 7.125%, 09/01/2038(c)	1,385	1,461,687

		1,892,368

Georgia – 0.0%
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2037	100	101,935

Guam – 1.7%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2023 5.375%, 10/01/2040	250	257,631
5.375%, 10/01/2043	1,050	1,062,959
Series 2024-A 5.25%, 10/01/2035	535	566,761
5.25%, 10/01/2036	200	210,498
5.25%, 10/01/2038	1,050	1,089,916
5.25%, 10/01/2039	1,055	1,089,067

	Principal Amount (000)	U.S. $ Value

Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2050	$1,000	$1,004,553
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036	2,940	2,978,819
5.00%, 10/01/2037	1,300	1,313,065
Series 2022-A 5.00%, 10/01/2044	3,365	3,367,526
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	3,805	3,883,331
5.00%, 12/01/2030	415	422,943
5.00%, 12/01/2032	455	461,920
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,000	2,661,530
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	215	225,531

		20,596,050

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(e) (f)	47	5

Puerto Rico – 1.3%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	1,238	865,121
Series 2022-C Zero Coupon, 11/01/2043	56	35,107
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(c)	2,490	2,605,380
5.00%, 07/01/2035(c)	1,945	2,005,001
Series 2021-C 3.75%, 07/01/2027(c)	1,000	947,518
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	1,000	1,009,430
NATL Series 2007-V 5.25%, 07/01/2032	1,000	998,640
5.25%, 07/01/2034	1,000	992,492

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	$172	$171,559
6.625%, 01/01/2028	1,313	1,309,452
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,104,739
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 4.329%, 07/01/2040	980	906,765
4.55%, 07/01/2040	90	85,694
5.00%, 07/01/2058	2,900	2,651,990

		15,688,888

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	1,010	951,119

Washington – 0.0%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(c)	130	118,873
5.00%, 01/01/2049(c)	100	87,761

		206,634

Wisconsin – 0.6%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(g)	2,000	1,814,176
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 6.50%, 06/30/2060	5,505	5,819,633

		7,633,809

Total Long-Term Municipal Bonds (cost $1,215,211,223)		1,160,374,893

Short-Term Municipal Notes – 2.4%
California – 2.4%
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026	16,000	16,385,448

	Principal Amount (000)	U.S. $ Value

County of Los Angeles CA (County of Los Angeles CA) Series 2025-A 5.00%, 06/30/2026	$7,500	$7,685,489
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 3.18%, 10/01/2047(c) (i)	5,000	5,000,000

Total Short-Term Municipal Notes (cost $28,876,328)		29,070,937

Total Municipal Obligations (cost $1,244,087,551)		1,189,445,830

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Agency CMBS – 0.4%
California Housing Finance Agency Series 2021-3, Class X 0.792%, 08/20/2036(d)	2,492	112,792
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038	3,535	2,830,852
Series 2022-ML13, Class ACA 2.875%, 07/25/2036	1,860	1,726,278
Series 2022-ML13, Class XCA 0.964%, 07/25/2036(d)	5,207	279,547

Total Commercial Mortgage-Backed Securities (cost $5,679,324)		4,949,469

	Shares

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(e) (j) (k) (cost $518,457)	28,882	84,047

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Floating Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50% (PRIME 1 Month + 4.00%), 03/04/2026(b) (j) (k) (cost $9,592)	$10	9,347

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(l) (m) (n) (cost $7,425,567)	7,425,567	$7,425,567

Total Investments – 99.5% (cost $1,257,720,491)(o)		1,201,914,260
Other assets less liabilities – 0.5%		5,885,273

Net Assets – 100.0%		$1,207,799,533

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	(5.00)%	Quarterly	3.21%	USD	18,600	$(1,526,182)	$(782,464)	$(743,718)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	41,210	10/15/2028	CPI#	2.565%	Maturity	$(429,505)	$—	$(429,505)
USD	36,500	10/15/2029	2.569%	CPI#	Maturity	325,861	—	325,861
USD	35,500	10/15/2029	2.485%	CPI#	Maturity	460,400	—	460,400
USD	28,184	10/15/2029	2.516%	CPI#	Maturity	323,427	—	323,427
USD	28,158	10/15/2029	2.451%	CPI#	Maturity	410,907	—	410,907
USD	28,158	10/15/2029	2.499%	CPI#	Maturity	346,196	—	346,196
USD	43,290	10/15/2030	CPI#	2.531%	Maturity	(435,876)	—	(435,876)

						$1,001,410	$—	$1,001,410

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	14,000	01/15/2027	1 Day SOFR	2.719%	Annual	$(306,565)	$—	$(306,565)
USD	24,500	10/15/2030	1 Day SOFR	4.092%	Annual	809,501	—	809,501
USD	9,700	10/15/2030	1 Day SOFR	4.082%	Annual	317,626	—	317,626
USD	21,800	07/31/2031	1 Day SOFR	4.087%	Annual	779,382	(713)	780,095
USD	21,200	12/03/2031	1 Day SOFR	4.027%	Annual	665,894	2,386	663,508
USD	20,000	08/15/2034	3.545%	1 Day SOFR	Annual	142,903	—	142,903
USD	16,500	08/15/2034	3.231%	1 Day SOFR	Annual	518,240	—	518,240
USD	14,200	08/15/2034	3.304%	1 Day SOFR	Annual	366,076	—	366,076
USD	9,050	02/15/2035	3.923%	1 Day SOFR	Annual	(173,841)	—	(173,841)
USD	7,300	02/15/2035	3.603%	1 Day SOFR	Annual	53,408	(541)	53,949

						$3,172,624	$1,132	$3,171,492

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	12,620	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$699,743	$—	$699,743

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2025.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2025.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2025, the aggregate market value of these securities amounted to $184,139,811 or 15.2% of net assets.

(d)	IO - Interest Only.
(e)	Non-income producing security.
(f)	Defaulted.

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.41% of net assets as of August 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	04/22/2016	$2,331,722	$1,395,000	0.12%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051	04/22/2016- 10/25/2017	2,917,233	1,746,000	0.14%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	2,000,000	1,814,176	0.15%

(h)	When-Issued or delayed delivery security.
(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Fair valued by the Adviser.
(l)	The rate shown represents the 7-day yield as of period end.
(m)	Affiliated investments.
(n)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(o)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,863,255 and gross unrealized depreciation of investments was $(64,540,559), resulting in net unrealized depreciation of $(51,677,304).

As of August 31, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.1% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AD – Assessment District

AG – Assured Guaranty Inc.

AMBAC – Ambac Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

PRIME – US Bank Prime Loan Rate

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB California Portfolio

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,160,374,893	$—	$1,160,374,893
Short-Term Municipal Notes	—	29,070,937	—	29,070,937
Commercial Mortgage-Backed Securities	—	4,949,469	—	4,949,469
Preferred Stocks	—	—	84,047	84,047
Asset-Backed Securities	—	—	9,347	9,347
Short-Term Investments	7,425,567	—	—	7,425,567

Total Investments in Securities	7,425,567	1,194,395,299	93,394	1,201,914,260
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	1,866,791	—	1,866,791
Centrally Cleared Interest Rate Swaps	—	3,653,030	—	3,653,030
Interest Rate Swaps	—	699,743	—	699,743
Liabilities:
Centrally Cleared Credit Default Swaps	—	(1,526,182)	—	(1,526,182)
Centrally Cleared Inflation (CPI) Swaps	—	(865,381)	—	(865,381)
Centrally Cleared Interest Rate Swaps	—	(480,406)	—	(480,406)

Total	$7,425,567	$1,197,742,894	$93,394	$1,205,261,855

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2025 is as follows:

Portfolio	Market Value 05/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$13,920	$82,358	$88,852	$7,426	$54